Rule 497(d)

               DEAN WITTER SELECT MUNICIPAL TRUST
                  DELAWARE PORTFOLIO SERIES 10
                 LONG TERM PORTFOLIO SERIES 118

                    SUPPLEMENT TO PROSPECTUS
                     DATED JANUARY 16, 1996


          The sales charge in the secondary market will reflect different rates depending upon the maturities of the various underlying Securities as follows:

                         (as percent of bid  (as percent of
Time to Maturity          side evaluation)   Offering Price

Less than 1 year                       0%                0%
Over 1 year to 2 years             0.756%             0.75%
Over 2 years to 3 years            1.523%             1.50%
Over 3 years to 6 years            2.564%             2.50%
Over 6 years to 10 years           3.627%             3.50%
Over 10 years to 14 years          4.712%             4.50%
15 years and over                  5.820%             5.50%

     The prospectus included in the Registration Statement for Dean Witter Select Municipal Trust, Delaware Portfolio Series 10 and Long Term Portfolio Series 118 is hereby incorporated by reference.